Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Fixed Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 87.3% of Net Assets

Non-Convertible Bonds — 85.5%
	ABS Car Loan — 3.3%
$500,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	$519,044
200,000	American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.340%, 8/12/2031(a)	200,926
200,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	201,431
685,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	677,110
175,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class D, 7.590%, 4/20/2029(a)	174,990
115,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class D, 7.310%, 6/20/2029(a)	116,501
250,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class D, 7.350%, 4/20/2028(a)	252,289
125,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	132,048
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	102,947
985,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	1,037,215
705,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	722,852
100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	98,386
200,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	209,108
100,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	102,345
260,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	265,174
100,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	104,703
100,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	102,486
300,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	302,779
165,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	171,330
220,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	228,446
200,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	204,750
385,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	399,893
133,133	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	133,764
335,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	340,943
160,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	163,370
680,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	707,019
300,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	298,883
485,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.490%, 5/15/2031	498,087
215,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	223,670
Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$435,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027(a)	$424,467
200,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	202,753
72,734	GLS Auto Receivables Issuer Trust, Series 2021-1A, Class D, 1.680%, 1/15/2027(a)	72,643
255,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	261,783
305,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	317,116
200,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	204,088
215,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	220,392
75,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class C, 5.930%, 6/17/2030(a)	77,127
255,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	257,896
227,500	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	227,442
135,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	139,674
75,000	LAD Auto Receivables Trust, Series 2023-4A, Class D, 7.370%, 4/15/2031(a)	78,699
100,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	101,372
100,000	LAD Auto Receivables Trust, Series 2024-1A, Class C, 5.640%, 6/15/2029(a)	101,726
100,000	LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.930%, 3/15/2030(a)	100,420
100,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.180%, 2/17/2032(a)	100,108
456,761	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	460,231
250,000	Merchants Fleet Funding LLC, Series 2023-1A, Class D, 8.200%, 5/20/2036(a)	254,228
635,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	652,382
100,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.710%, 8/15/2029(a)	104,211
100,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	101,485
100,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	103,907
200,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	204,408
640,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	666,354
100,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	101,504
200,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.540%, 11/15/2030(a)	203,573
		14,432,478
	ABS Credit Card — 0.5%
670,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	676,537
380,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.690%, 11/15/2028(a)	380,358
385,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.590%, 8/15/2029(a)	388,028

Principal Amount	Description	Value (†)

	ABS Credit Card — continued
$485,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	$488,855
385,000	Mission Lane Credit Card Master Trust, Series 2025-A, Class A, 5.800%, 5/15/2030(a)	387,435
		2,321,213
	ABS Home Equity — 3.4%
273,971	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(b)	262,831
210,000	CoreVest American Finance Ltd., Series 2021-1, Class C, 2.800%, 4/15/2053(a)	189,913
150,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	134,273
510,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	514,123
994,058	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.118%, 12/27/2060(a)(b)	990,051
675,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038(a)	651,528
315,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	302,367
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	196,776
300,000	FirstKey Homes Trust, Series 2022-SFR2, Class D, 4.500%, 7/17/2039(a)	293,872
168,542	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	163,344
83,134	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	71,382
796,730	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	763,567
412,764	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	393,967
1,215,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	1,097,675
438,838	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.750%, 4/25/2061(a)(b)	438,736
115,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059(a)(b)	103,521
580,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	584,450
665,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	672,126
315,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	313,885
261,154	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	244,782
495,852	PRET LLC, Series 2024-NPL8, Class A1, 5.963%, 11/25/2054(a)(b)	496,069
240,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	235,989
200,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	196,735
125,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038(a)	122,651
100,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038(a)	98,091
295,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	285,656
100,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038(a)	96,861
380,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	369,807
Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$200,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	$194,732
340,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	313,218
100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	91,456
376,757	PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029(a)(b)	381,520
110,273	PRPM LLC, Series 2024-5, Class A1, 5.689%, 9/25/2029(a)(b)	110,694
252,611	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	252,537
102,126	PRPM LLC, Series 2025-2, Class A1, 6.469%, 5/25/2030(a)(b)	102,962
402,933	RCO VIII Mortgage LLC, Series 2025-3, Class A1, 6.435%, 5/25/2030(a)(b)	407,303
234,604	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	233,721
353,473	Redwood Funding Trust, Series 2024-1, Class A, 7.745%, 12/25/2054(a)(b)	358,397
618,160	Redwood Funding Trust, Series 2025-1, Class A, 7.584%, 5/27/2055(a)(b)	640,089
730,000	Roc Mortgage Trust, Series 2024-RTL1, Class A1, 5.589%, 10/25/2039(a)(b)	729,610
130,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	130,793
765,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	764,203
22,013	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 6.116%, 3/27/2051(a)(b)	22,006
		15,018,269
	ABS Other — 6.2%
991,061	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	1,009,411
380,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	381,680
335,000	Affirm Asset Securitization Trust, Series 2024-A, Class B, 5.930%, 2/15/2029(a)	336,489
85,431	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.220%, 12/17/2029(a)	85,548
125,000	Affirm Asset Securitization Trust, Series 2024-X2, Class D, 6.080%, 12/17/2029(a)	125,846
470,098	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	479,493
1,510,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	1,502,719
94,082	Aqua Finance Trust, Series 2019-A, Class C, 4.010%, 7/16/2040(a)	91,902
160,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046(a)	147,056
400,000	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	415,202
195,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	199,633
100,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035(a)	102,593
130,000	BHG Securitization Trust, Series 2025-1CON, Class B, 5.260%, 4/17/2036(a)	130,444
555,741	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045(a)	524,364
208,094	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	192,742

Principal Amount	Description	Value (†)

	ABS Other — continued
$184,937	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	$175,480
525,000	CLI Funding VIII LLC, Series 2025-R, Class A, 6.610%, 6/21/2050(a)	518,565
420,000	Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1, 5.316%, 5/25/2050(a)	425,254
430,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	433,544
160,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	160,586
330,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2, 4.650%, 5/20/2049(a)	314,116
100,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	101,831
285,429	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	277,195
110,357	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	115,368
97,321	Foundation Finance Trust, Series 2024-2A, Class D, 6.590%, 3/15/2050(a)	98,519
445,000	Foundation Finance Trust, Series 2025-1A, Class B, 5.260%, 4/15/2050(a)	451,189
320,000	Foundation Finance Trust, Series 2025-1A, Class D, 6.090%, 4/15/2050(a)	320,291
56,137	FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028(a)	55,897
845,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	858,329
450,000	Frontier Issuer LLC, Series 2023-1, Class C, 11.500%, 8/20/2053(a)	473,226
675,000	Frontier Issuer LLC, Series 2024-1, Class C, 11.160%, 6/20/2054(a)	757,695
156,911	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.350%, 10/20/2046(a)	158,677
31,246	Hilton Grand Vacations Trust, Series 2024-1B, Class C, 6.620%, 9/15/2039(a)	31,735
52,706	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	53,421
115,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	116,727
100,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	101,882
287,250	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	283,066
531,012	JOL Air Ltd., Series 2019-1, Class A, 3.967%, 4/15/2044(a)	525,713
120,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1A, 5.490%, 9/10/2031(a)	119,864
355,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	354,598
82,463	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	80,821
100,707	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	97,935
450,631	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	424,534
100,000	Mariner Finance Issuance Trust, Series 2024-AA, Class D, 6.770%, 9/22/2036(a)	103,171
380,000	Marlette Funding Trust, Series 2023-4A, Class B, 8.150%, 12/15/2033(a)	396,677
110,000	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	110,606
Principal Amount	Description	Value (†)

	ABS Other — continued
$385,000	Marlette Funding Trust, Series 2024-1A, Class D, 6.930%, 7/17/2034(a)	$395,336
80,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230%, 4/20/2054(a)	82,344
345,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	313,124
380,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	375,537
609,388	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	619,330
320,000	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	320,856
211,664	PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	214,276
115,000	Reach ABS Trust, Series 2025-1A, Class C, 5.990%, 8/16/2032(a)	116,684
325,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	329,748
175,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	177,979
340,000	Republic Finance Issuance Trust, Series 2024-B, Class C, 6.600%, 11/20/2037(a)	345,220
315,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	316,675
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	103,213
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	105,075
99,750	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	97,889
435,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	444,841
133,000	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	129,109
24,768	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037(a)	24,320
40,752	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	42,151
124,182	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	127,740
561,988	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	565,573
255,000	SLAM Ltd., Series 2025-1A, Class A, 5.807%, 5/15/2050(a)	263,631
70,589	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	73,288
244,786	Stream Innovations Issuer Trust, Series 2024-2A, Class A, 5.210%, 2/15/2045(a)	249,509
75,751	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	69,349
318,817	Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.150%, 2/20/2048(a)	167,176
564,951	Sunnova Helios X Issuer LLC, Series 2022-C, Class C, 6.000%, 11/22/2049(a)	216,753
571,753	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	528,881
169,425	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610%, 2/01/2055(a)	160,406
81,753	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	72,342
211,994	Thrust Engine Leasing DAC, Series 2021-1A, Class A, 4.163%, 7/15/2040(a)	206,592

Principal Amount	Description	Value (†)

	ABS Other — continued
$730,000	TMCL VII Holdings Ltd., Series 2025-1H, Class A, 6.430%, 7/23/2050(a)	$730,121
995,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, 1 day USD SOFR + 1.400%, 5.741%, 11/15/2027(a)(b)	991,483
200,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	200,289
255,241	Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.730%, 4/30/2048(a)	241,640
437,354	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	444,410
707,683	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	686,468
1,020,320	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	948,448
669,627	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	689,656
600,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	616,232
430,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class B, 7.810%, 4/20/2054(a)	449,547
		27,474,875
	ABS Residential Mortgage — 1.4%
160,906	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(b)	161,719
1,199,460	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(b)	1,207,680
465,764	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(b)	469,667
144,381	NYMT Loan Trust, Series 2025-R1, Class A, 6.381%, 2/25/2030(a)(b)	144,378
198,436	PRET LLC, Series 2024-NPL4, Class A1, 6.996%, 7/25/2054(a)(b)	198,746
337,570	PRET LLC, Series 2025-NPL3, Class A1, 6.708%, 4/25/2055(a)(b)	337,997
310,000	PRET LLC, Series 2025-NPL6, Class A1, 5.744%, 6/25/2055(a)(b)	310,022
123,651	PRPM LLC, Series 2021-4, Class A1, 5.867%, 4/25/2026(a)(b)	123,768
945,209	RCO IX Mortgage LLC, Series 2025-2, Class A1, 6.513%, 4/25/2030(a)(b)	949,276
907,481	RCO X Mortgage LLC, Series 2025-1, Class A1, 5.875%, 1/25/2030(a)(b)	907,680
300,686	VCAT LLC, Series 2025-NPL1, Class A1, 5.877%, 1/25/2055(a)(b)	301,268
766,774	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(b)	767,268
48,334	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 6.240%, 2/27/2051(a)(b)	48,313
137,776	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 6.240%, 4/25/2051(a)(b)	137,640
		6,065,422
	ABS Student Loan — 0.8%
179,387	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	183,296
997,539	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	1,023,985
305,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	312,040
42,123	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	39,582
Principal Amount	Description	Value (†)

	ABS Student Loan — continued
$138,842	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	$126,540
100,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	79,399
170,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	120,697
385,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	262,449
265,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	289,140
230,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	202,422
33,518	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	32,281
512,809	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1 mo. USD SOFR + 0.844%, 5.156%, 1/15/2053(a)(b)	508,652
475,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	421,765
		3,602,248
	ABS Whole Business — 0.9%
785,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	796,357
121,250	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	119,458
246,250	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	259,887
288,000	Hardee's Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051(a)	262,570
158,000	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	162,995
321,300	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	305,900
48,375	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	47,107
96,750	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	89,288
699,712	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	709,544
1,029,825	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	1,046,531
305,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	312,647
		4,112,284
	Aerospace & Defense — 2.1%
165,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	169,679
85,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	87,521
789,000	Boeing Co., 3.625%, 2/01/2031	743,336
985,000	Boeing Co., 5.150%, 5/01/2030	1,002,828
896,000	Boeing Co., 5.705%, 5/01/2040	885,193
2,395,000	Boeing Co., 5.805%, 5/01/2050	2,296,807
55,000	Boeing Co., 5.930%, 5/01/2060	52,281
295,000	Boeing Co., 6.528%, 5/01/2034	320,526
1,145,000	Boeing Co., 6.858%, 5/01/2054	1,253,450
1,315,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	1,344,148
875,000	L3Harris Technologies, Inc., 5.400%, 7/31/2033	898,782
435,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	444,279
		9,498,830
	Airlines — 0.0%
205,645	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	203,198

Principal Amount	Description	Value (†)

	Apartment REITs — 0.1%
$285,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035	$276,094
	Automotive — 0.3%
335,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	321,705
285,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	285,627
510,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	471,363
300,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	293,214
		1,371,909
	Banking — 3.2%
1,510,000	Bank of America Corp., 6.110%, 1/29/2037	1,594,581
145,000	Bank of America Corp., (fixed rate to 10/25/2034, variable rate thereafter), 5.518%, 10/25/2035	145,001
2,155,000	Bank of America Corp., (fixed rate to 2/12/2035, variable rate thereafter), 5.744%, 2/12/2036	2,189,778
762,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	645,680
295,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	298,026
990,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	1,029,408
1,590,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(c)	1,642,111
2,050,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	2,108,932
270,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	272,354
635,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	652,449
360,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	445,097
900,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	934,825
1,000,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	1,087,970
400,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	362,239
405,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032(a)	408,066
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	198,843
		14,015,360
	Brokerage — 1.0%
520,000	BGC Group, Inc., 6.150%, 4/02/2030(a)	527,230
1,185,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	1,219,314
200,000	Brookfield Asset Management Ltd., 5.795%, 4/24/2035	205,222
225,000	Citadel LP, 6.000%, 1/23/2030(a)	232,628
175,000	Citadel LP, 6.375%, 1/23/2032(a)	182,739
360,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	376,566
1,670,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	1,730,586
		4,474,285
	Building Materials — 1.5%
350,000	Amrize Finance U.S. LLC, 5.400%, 4/07/2035(a)	355,131
2,325,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	2,143,362
1,195,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	1,175,378
200,000	Cemex SAB de CV, (fixed rate to 6/10/2030, variable rate thereafter), 7.200%(a)(c)	202,050
545,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	549,759
Principal Amount	Description	Value (†)

	Building Materials — continued
$775,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	$787,868
1,380,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	1,419,082
		6,632,630
	Cable Satellite — 4.5%
2,270,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	1,462,598
355,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	284,024
280,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.250%, 4/01/2053	237,886
70,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	73,522
150,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	160,044
65,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	69,605
220,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	152,435
200,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	140,737
2,710,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	1,260,301
1,750,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	1,602,223
1,285,000	CSC Holdings LLC, 7.500%, 4/01/2028(a)	953,843
195,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	191,215
625,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	606,765
2,215,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	2,010,112
2,710,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	2,345,844
270,000	DISH DBS Corp., 7.750%, 7/01/2026	239,838
6,237,370	EchoStar Corp., 10.750%, 11/30/2029	6,424,491
1,445,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,492,424
		19,707,907
	Chemicals — 0.2%
775,000	Ashland, Inc., 3.375%, 9/01/2031(a)	690,582
	Construction Machinery — 0.8%
275,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	277,730
200,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	204,691
1,755,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	1,817,790
1,100,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	1,133,025
		3,433,236
	Consumer Cyclical Services — 0.7%
1,870,000	Expedia Group, Inc., 5.400%, 2/15/2035	1,882,890
1,010,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029(a)	954,395
390,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.250%, 12/01/2027(a)	389,468
		3,226,753
	Consumer Products — 0.1%
135,000	Whirlpool Corp., 6.125%, 6/15/2030	136,187
145,000	Whirlpool Corp., 6.500%, 6/15/2033	145,464
		281,651
	Electric — 0.3%
1,084,577	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	1,039,161

Principal Amount	Description	Value (†)

	Electric — continued
$100,000	Enel Finance International NV, 6.800%, 9/15/2037(a)	$110,187
190,000	Vistra Operations Co. LLC, 5.700%, 12/30/2034(a)	193,477
		1,342,825
	Environmental — 0.1%
295,000	GFL Environmental, Inc., 4.375%, 8/15/2029(a)	286,456
	Finance Companies — 4.3%
1,845,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	1,671,551
645,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	568,786
1,375,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	1,344,986
300,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 6.268%, 1/15/2067(a)(b)	208,629
985,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	979,322
245,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	253,102
740,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	772,573
230,000	Aircastle Ltd./Aircastle Ireland DAC, 5.250%, 3/15/2030(a)	231,895
450,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	462,370
955,000	Aviation Capital Group LLC, 6.375%, 7/15/2030(a)	1,012,575
810,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	860,932
310,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	315,785
60,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(a)	60,647
120,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	123,694
105,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	104,929
285,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	288,176
65,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	67,857
945,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	1,000,107
2,135,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	2,082,200
1,345,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	1,278,099
3,345,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	3,100,878
1,080,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	966,242
595,000	SMBC Aviation Capital Finance DAC, 5.100%, 4/01/2030(a)	603,612
655,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028(a)	669,602
		19,028,549
	Financial Other — 0.1%
630,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(d)	38,203
205,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(d)	8,713
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(d)	8,500
190,000	Central China Real Estate Ltd., 7.250%, 4/28/2025(d)	8,075
200,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(d)	8,500
200,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025(d)	19,926
200,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(d)	19,982
600,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031(d)	44,766
1,285,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(d)	53,752
Principal Amount	Description	Value (†)

	Financial Other — continued
$200,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(d)	$8,242
200,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(d)	8,224
1,810,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(d)	75,441
400,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(d)	27,628
400,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(d)	27,344
405,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(d)	19,942
425,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(d)	21,169
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	10,052
101,490	Sunac China Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 9/30/2026(a)(d)(e)	11,973
101,736	Sunac China Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 9/30/2027(a)(d)(e)	12,208
203,967	Sunac China Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 9/30/2027(a)(d)(e)	24,476
306,692	Sunac China Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 9/30/2028(a)(d)(e)	36,751
307,434	Sunac China Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 9/30/2029(a)(d)(e)	36,892
144,767	Sunac China Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 9/30/2030(a)(d)(e)	17,392
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(d)	6,500
400,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)	13,600
400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(d)	28,260
370,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(d)	26,133
225,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(d)	16,313
		638,957
	Food & Beverage — 0.8%
345,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	376,624
705,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.500%, 1/15/2036(a)	706,036
600,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.950%, 4/20/2035(a)	621,588
280,000	Mars, Inc., 5.200%, 3/01/2035(a)	283,354
1,230,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	1,107,311
280,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	269,955
325,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	301,668
		3,666,536
	Gaming — 0.4%
385,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	338,844
1,280,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(a)	1,283,728
30,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	30,908
215,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(a)	224,979
		1,878,459
	Government Owned - No Guarantee — 0.5%
730,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	701,915
805,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	850,323
435,000	Ecopetrol SA, 8.375%, 1/19/2036	419,717
200,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029(d)	12,892
400,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030(d)	32,006
		2,016,853

Principal Amount	Description	Value (†)

	Health Insurance — 0.8%
$1,770,000	Centene Corp., 2.500%, 3/01/2031	$1,523,947
310,000	Centene Corp., 3.000%, 10/15/2030	276,991
365,000	Centene Corp., 3.375%, 2/15/2030	336,177
465,000	Elevance Health, Inc., 5.200%, 2/15/2035	469,867
660,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	600,738
180,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(a)	175,936
		3,383,656
	Healthcare — 1.0%
255,000	Avantor Funding, Inc., 4.625%, 7/15/2028(a)	250,400
15,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(a)	15,656
855,000	HCA, Inc., 5.125%, 6/15/2039	804,110
310,000	HCA, Inc., 5.450%, 9/15/2034	312,683
1,050,000	HCA, Inc., 5.500%, 6/01/2033	1,075,002
770,000	HCA, Inc., 5.600%, 4/01/2034	787,823
5,000	HCA, Inc., 5.750%, 3/01/2035	5,142
375,000	Hologic, Inc., 3.250%, 2/15/2029(a)	357,357
200,000	Icon Investments Six DAC, 6.000%, 5/08/2034	204,396
575,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(a)	590,688
		4,403,257
	Home Construction — 0.7%
325,000	DR Horton, Inc., 5.500%, 10/15/2035	330,933
1,520,000	Meritage Homes Corp., 5.650%, 3/15/2035	1,524,317
1,010,000	PulteGroup, Inc., 6.375%, 5/15/2033	1,083,574
		2,938,824
	Independent Energy — 3.0%
565,000	Aker BP ASA, 5.125%, 10/01/2034(a)	542,472
2,220,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034(a)	2,205,602
250,000	Civitas Resources, Inc., 8.375%, 7/01/2028(a)	255,978
185,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	187,819
1,275,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	1,071,870
4,220,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	4,260,444
70,000	Diamondback Energy, Inc., 5.550%, 4/01/2035	70,760
960,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	913,200
400,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	368,000
840,000	EQT Corp., 3.625%, 5/15/2031(a)	778,588
330,000	EQT Corp., 7.000%, 2/01/2030	357,733
55,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	54,610
35,000	Matador Resources Co., 6.500%, 4/15/2032(a)	35,018
175,000	Matador Resources Co., 6.875%, 4/15/2028(a)	178,451
185,000	Ovintiv, Inc., 6.500%, 8/15/2034	191,997
455,000	SM Energy Co., 6.750%, 8/01/2029(a)	453,327
200,000	Var Energi ASA, 6.500%, 5/22/2035(a)	206,831
705,000	Var Energi ASA, 8.000%, 11/15/2032(a)	798,996
300,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	318,326
		13,250,022
	Industrial Other — 0.1%
395,000	TopBuild Corp., 4.125%, 2/15/2032(a)	366,281
	Leisure — 2.0%
130,000	Carnival Corp., 4.000%, 8/01/2028(a)	127,237
620,000	Carnival Corp., 5.750%, 3/01/2027(a)	625,119
1,080,000	Carnival Corp., 5.750%, 3/15/2030(a)	1,098,274
395,000	Carnival Corp., 6.000%, 5/01/2029(a)	399,125
1,195,000	Carnival Corp., 6.125%, 2/15/2033(a)	1,222,667
122,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	122,152
305,000	NCL Corp. Ltd., 6.750%, 2/01/2032(a)	311,597
40,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	42,167
280,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	284,555
Principal Amount	Description	Value (†)

	Leisure — continued
$140,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(a)	$139,296
1,705,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	1,726,215
1,065,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	1,071,506
1,105,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	1,126,301
410,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	421,431
		8,717,642
	Life Insurance — 1.3%
434,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	332,440
2,270,000	MetLife, Inc., 9.250%, 4/08/2068(a)	2,695,119
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,491,240
1,165,000	Penn Mutual Life Insurance Co., 6.650%, 6/15/2034(a)	1,235,032
		5,753,831
	Lodging — 0.9%
195,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	196,521
200,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/01/2031(a)	184,291
220,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	223,416
520,000	Marriott International, Inc., 5.300%, 5/15/2034	526,295
970,000	Marriott International, Inc., 5.500%, 4/15/2037	970,161
530,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	509,015
620,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	599,205
815,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	781,380
		3,990,284
	Media Entertainment — 0.9%
470,000	AppLovin Corp., 5.125%, 12/01/2029	476,117
270,000	AppLovin Corp., 5.375%, 12/01/2031	274,745
1,370,000	AppLovin Corp., 5.500%, 12/01/2034	1,390,955
35,000	Discovery Communications LLC, 3.625%, 5/15/2030	30,900
220,000	Discovery Communications LLC, 6.350%, 6/01/2040	152,821
120,000	iHeartCommunications, Inc., 7.000%, 1/15/2031(a)	88,847
489,500	iHeartCommunications, Inc., 7.750%, 8/15/2030(a)	379,054
1,173,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	872,419
290,000	Warnermedia Holdings, Inc., 5.050%, 3/15/2042	170,926
		3,836,784
	Metals & Mining — 2.3%
430,000	FMG Resources August 2006 Pty. Ltd., 4.375%, 4/01/2031(a)	401,793
325,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	292,662
2,905,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	2,619,121
1,205,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	1,245,829
1,190,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	1,245,146
3,165,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	3,432,159
25,000	Mineral Resources Ltd., 8.000%, 11/01/2027(a)	25,116
130,000	Mineral Resources Ltd., 8.500%, 5/01/2030(a)	129,357
65,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	66,522
515,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	515,547
200,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	203,080
		10,176,332
	Midstream — 3.1%
455,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	407,878
1,040,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	989,645
645,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	673,274
530,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	468,362
575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	589,818
1,040,000	Energy Transfer LP, 5.000%, 5/15/2044	896,220
1,245,000	Energy Transfer LP, 5.600%, 9/01/2034	1,264,439

Principal Amount	Description	Value (†)

	Midstream — continued
$335,000	Energy Transfer LP, 5.700%, 4/01/2035	$341,229
435,000	Energy Transfer LP, 6.550%, 12/01/2033	471,959
715,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	687,453
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	108,483
235,000	Targa Resources Corp., 5.500%, 2/15/2035	235,823
2,055,000	Targa Resources Corp., 5.550%, 8/15/2035	2,065,397
1,575,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	1,457,808
365,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(a)	376,452
160,000	Venture Global LNG, Inc., 8.375%, 6/01/2031(a)	166,182
110,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034	110,000
115,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036	115,000
595,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	637,140
595,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	644,041
230,000	Western Midstream Operating LP, 5.250%, 2/01/2050	193,436
405,000	Western Midstream Operating LP, 5.300%, 3/01/2048	337,975
80,000	Western Midstream Operating LP, 5.450%, 4/01/2044	69,737
55,000	Western Midstream Operating LP, 5.500%, 8/15/2048	47,094
100,000	Western Midstream Operating LP, 6.150%, 4/01/2033	104,071
225,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	229,373
250,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	253,217
		13,941,506
	Natural Gas — 0.1%
245,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	256,907
	Non-Agency Commercial Mortgage-Backed Securities — 1.9%
170,000	BPR Trust, Series 2021-NRD, Class E, 1 mo. USD SOFR + 5.621%, 9.933%, 12/15/2038(a)(b)	167,688
740,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.182%, 12/15/2038(a)(b)	723,032
570,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 7.544%, 8/15/2039(a)(b)	570,097
385,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.803%, 7/15/2029(a)(b)	384,879
2,000,000	BX Trust, Series 2025-VLT6, Class A, 1 mo. USD SOFR + 1.443%, 5.755%, 3/15/2042(a)(b)	1,982,868
71,468	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	68,594
100,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(b)	103,426
185,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	161,681
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	82,895
200,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	151,290
545,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379%, 9/12/2040(a)(b)	563,669
Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$647,585	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 6.677%, 7/15/2038(a)(b)	$648,394
295,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033(a)(b)	254,531
315,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.668%, 3/05/2033(a)(b)	225,225
200,000	GS Mortgage Securities Trust, Series 2014-GC22, Class B, 4.391%, 6/10/2047(b)	173,628
378,769	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.691%, 12/15/2047(a)(b)	367,414
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.691%, 12/15/2047(a)(b)	94,752
300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.912%, 1/15/2042(a)(b)	297,179
200,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B, 1 mo. USD SOFR + 2.000%, 6.312%, 1/15/2042(a)(b)	198,807
100,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 5.036%, 10/13/2033(a)(b)	100,373
85,967	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	81,557
200,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	188,297
13,028	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.915%, 7/15/2046(b)	12,475
275,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(b)	255,332
414,399	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.286%, 8/15/2046(b)	389,535
269,512	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	239,462
		8,487,080
	Oil Field Services — 0.4%
1,750,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034(a)	1,595,441
	Other REITs — 0.3%
270,000	EPR Properties, 3.600%, 11/15/2031	245,256
1,245,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	1,232,284
		1,477,540
	Pharmaceuticals — 2.0%
1,395,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,176,745
690,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	709,392
610,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	813,158
520,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	728,968
134,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	131,397
3,080,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	2,214,987
703,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	701,770
695,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	699,004
200,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	204,244

Principal Amount	Description	Value (†)

	Pharmaceuticals — continued
$645,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	$703,612
460,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	520,886
200,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	203,587
		8,807,750
	Property & Casualty Insurance — 0.8%
425,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(a)	432,905
250,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	250,118
250,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	255,580
180,000	Brown & Brown, Inc., 5.550%, 6/23/2035	183,553
1,270,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	1,269,597
1,630,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 15.778%, 1/15/2033(a)(b)(f)	65,200
1,135,000	Stewart Information Services Corp., 3.600%, 11/15/2031	1,014,881
		3,471,834
	Restaurants — 0.2%
245,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(a)	233,295
60,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	58,444
80,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	74,550
670,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	679,462
		1,045,751
	Retailers — 0.3%
1,025,000	Dillard's, Inc., 7.750%, 7/15/2026	1,045,182
330,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	322,892
		1,368,074
	Sovereigns — 3.2%
1,035,000	Chile Government International Bonds, 3.100%, 1/22/2061	625,947
1,295,000	Chile Government International Bonds, 3.250%, 9/21/2071	784,576
200,000	Chile Government International Bonds, 4.340%, 3/07/2042	172,922
200,000	Chile Government International Bonds, 5.650%, 1/13/2037	206,020
1,000,000	Colombia Government International Bonds, 8.000%, 4/20/2033	1,033,930
615,000	Kyrgyz Republic International Bonds, 7.750%, 6/03/2030(a)	605,750
1,415,000	Oman Government International Bonds, 6.000%, 8/01/2029	1,481,398
400,000	Philippines Government International Bonds, 2.650%, 12/10/2045	259,527
600,000	Philippines Government International Bonds, 2.950%, 5/05/2045	409,200
800,000	Philippines Government International Bonds, 5.900%, 2/04/2050	816,031
400,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	356,597
100,000	Republic of Uzbekistan International Bonds, 5.100%, 2/25/2029, (EUR)(a)	120,513
Principal Amount	Description	Value (†)

	Sovereigns — continued
705,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	$851,549
1,570,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	1,613,332
550,000	Republic of Uzbekistan International Bonds, 6.947%, 5/25/2032(a)	566,907
335,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	356,972
470,000	Romania Government International Bonds, 5.625%, 2/22/2036, (EUR)	526,847
2,305,000	Romania Government International Bonds, 5.875%, 7/11/2032, (EUR)(a)	2,727,241
735,000	Romania Government International Bonds, 6.250%, 9/10/2034, (EUR)(a)	872,287
		14,387,546
	Technology — 4.9%
395,000	Block, Inc., 3.500%, 6/01/2031	362,321
70,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	59,873
915,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	771,747
680,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	616,712
2,065,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	1,844,651
1,465,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	1,348,420
840,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	837,678
1,585,000	Entegris, Inc., 4.750%, 4/15/2029(a)	1,567,423
675,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	681,187
330,000	Foundry JV Holdco LLC, 5.875%, 1/25/2034(a)	335,322
1,775,000	Global Payments, Inc., 5.400%, 8/15/2032	1,811,813
1,215,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	1,193,638
115,000	Leidos, Inc., 4.375%, 5/15/2030	113,306
160,000	Leidos, Inc., 5.400%, 3/15/2032	163,304
320,000	Leidos, Inc., 5.500%, 3/15/2035	324,878
1,080,000	Leidos, Inc., 5.750%, 3/15/2033	1,125,147
1,440,000	Micron Technology, Inc., 5.875%, 9/15/2033	1,504,378
660,000	Micron Technology, Inc., 6.050%, 11/01/2035	690,733
1,745,000	Motorola Solutions, Inc., 5.550%, 8/15/2035	1,779,195
430,000	NetApp, Inc., 5.500%, 3/17/2032	442,914
380,000	NetApp, Inc., 5.700%, 3/17/2035	390,246
320,000	Paychex, Inc., 5.600%, 4/15/2035	330,772
615,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	584,915
200,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	200,269
135,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	123,055
25,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	23,868
645,000	Synopsys, Inc., 5.700%, 4/01/2055	641,297
655,000	TD SYNNEX Corp., 6.100%, 4/12/2034	689,351
995,000	Trimble, Inc., 6.100%, 3/15/2033	1,057,053
176,000	Western Digital Corp., 4.750%, 2/15/2026	175,537
		21,791,003
	Treasuries — 16.6%
10,975(g )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	1,771,510
490,000	Bundesschatzanweisungen, 2.200%, 3/11/2027, (EUR)	580,515
415,255(h )	Mexico Bonos, 7.750%, 11/23/2034, (MXN)	2,017,354
16,465,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	869,315
53,455,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	2,610,746
11,815,000	Turkiye Government Bonds, 36.000%, 8/12/2026, (TRY)	289,893
72,615,000	Turkiye Government Bonds, 37.000%, 2/18/2026, (TRY)	1,804,548

Principal Amount	Description	Value (†)

	Treasuries — continued
2,085,000	U.K. Gilts, 4.500%, 3/07/2035, (GBP)	$2,863,237
25,935,000	U.S. Treasury Notes, 3.750%, 4/30/2027	25,930,948
22,560,000	U.S. Treasury Notes, 4.000%, 3/31/2030	22,769,738
10,610,000	U.S. Treasury Notes, 4.500%, 3/31/2026(i)	10,639,012
27,220,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	678,183
27,700,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	731,684
		73,556,683
	Wireless — 0.9%
1,165,000	American Tower Corp., 5.900%, 11/15/2033	1,229,080
400,000	SoftBank Group Corp., 4.625%, 7/06/2028	384,024
875,000	Sprint Capital Corp., 8.750%, 3/15/2032	1,061,454
265,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	233,547
605,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	586,157
500,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	523,650
		4,017,912
	Wirelines — 0.3%
1,200,000	AT&T, Inc., 5.375%, 8/15/2035	1,221,904
	Total Non-Convertible Bonds (Identified Cost $387,168,576)	377,941,703

Convertible Bonds — 1.3%
	Brokerage — 0.0%
82,000	Coinbase Global, Inc., 0.250%, 4/01/2030	107,051
	Cable Satellite — 0.2%
782,781	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(e)	921,725
	Consumer Cyclical Services — 0.1%
117,000	DoorDash, Inc., Zero Coupon, 0.000%, 5/15/2030(a)(j)	126,753
120,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	171,180
		297,933
	Diversified Manufacturing — 0.1%
89,000	Advanced Energy Industries, Inc., 2.500%, 9/15/2028	106,613
54,000	Bloom Energy Corp., 3.000%, 6/01/2028	79,866
87,000	Itron, Inc., 1.375%, 7/15/2030	103,443
		289,922
	Electric — 0.0%
176,000	Evergy, Inc., 4.500%, 12/15/2027	205,832
57,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027	61,731
		267,563
	Food & Beverage — 0.0%
197,000	Post Holdings, Inc., 2.500%, 8/15/2027	224,875
	Independent Energy — 0.1%
160,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	166,800
44,000	Permian Resources Operating LLC, 3.250%, 4/01/2028	106,062
		272,862
	Industrial Other — 0.1%
130,000	Fluor Corp., 1.125%, 8/15/2029	170,560
59,000	Granite Construction, Inc., 3.750%, 5/15/2028	122,513
		293,073
Principal Amount	Description	Value (†)

	Leisure — 0.1%
$110,000	Carnival Corp., 5.750%, 12/01/2027	$241,945
255,000	NCL Corp. Ltd., 0.875%, 4/15/2030(a)	272,691
		514,636
	Media Entertainment — 0.1%
119,000	Sea Ltd., 2.375%, 12/01/2025	211,378
51,000	Spotify USA, Inc., Zero Coupon, 0.000%, 3/15/2026(j)	77,260
		288,638
	Pharmaceuticals — 0.0%
200,000	Jazz Investments I Ltd., 3.125%, 9/15/2030(a)	212,000
	Retailers — 0.0%
71,000	Freshpet, Inc., 3.000%, 4/01/2028	88,182
	Technology — 0.5%
200,000	CyberArk Software Ltd., Zero Coupon, 0.000%, 6/15/2030(a)(j)	205,500
340,000	Datadog, Inc., Zero Coupon, 0.000%–3.296%, 12/01/2029(a)(k)	324,870
198,000	Global Payments, Inc., 1.500%, 3/01/2031	176,814
137,000	Guidewire Software, Inc., 1.250%, 11/01/2029(a)	161,523
53,000	InterDigital, Inc., 3.500%, 6/01/2027	154,362
111,000	Nutanix, Inc., 0.250%, 10/01/2027	156,177
233,000	Parsons Corp., 2.625%, 3/01/2029	247,679
177,000	Rubrik, Inc., Zero Coupon, 0.000%, 6/15/2030(a)(j)	185,297
61,000	Seagate HDD Cayman, 3.500%, 6/01/2028	109,708
132,000	Snowflake, Inc., Zero Coupon, 0.000%, 10/01/2029(a)(j)	205,392
81,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	99,549
86,000	Vertex, Inc., 0.750%, 5/01/2029	102,815
		2,129,686
	Total Convertible Bonds (Identified Cost $5,401,836)	5,908,146

Municipals — 0.5%
	Virginia — 0.5%
2,645,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $2,629,396)	2,081,388
	Total Bonds and Notes (Identified Cost $395,199,808)	385,931,237

Senior Loans — 4.1%
	Aerospace & Defense — 0.1%
98,752	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 2.500%, 6.796%, 2/28/2031(b)(l)	98,921
161,566	TransDigm, Inc., 2024 Term Loan I, 3 mo. USD SOFR + 2.750%, 7.046%, 8/24/2028(b)(l)	162,084
		261,005
	Brokerage — 0.0%
214,461	Citadel Securities LP, 2024 First Lien Term Loan, 10/31/2031(m)	215,240
	Cable Satellite — 0.0%
224,094	CSC Holdings LLC, 2022 Term Loan B6, 1 mo. USD SOFR + 4.500%, 8.812%, 1/18/2028(b)(l)	220,735

Principal Amount	Description	Value (†)

	Construction Machinery — 0.1%
$180,000	Herc Holdings, Inc., Term Loan B, 6/02/2032(m)	$180,526
154,613	Terex Corp., 2024 Term Loan B, 10/08/2031(m)	155,370
		335,896
	Diversified Manufacturing — 0.3%
224,829	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 1.750%, 6.062%, 2/11/2028(b)(l)	224,548
994,611	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 3 mo. USD SOFR + 1.750%, 6.069%, 6/13/2031(b)(l)	990,881
		1,215,429
	Electric — 0.1%
243,153	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 6.030%, 4/16/2031(b)(l)	243,457
	Food & Beverage — 0.2%
100,000	Aramark Services, Inc., 2024 Term Loan B7, 1 mo. USD SOFR + 2.000%, 6.327%, 4/06/2028(b)	100,054
919,013	Aramark Services, Inc., 2024 Term Loan B8, 1 mo. USD SOFR + 2.000%, 6.327%, 6/22/2030(b)(l)	920,161
		1,020,215
	Gaming — 0.5%
558,600	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.066%, 3/04/2032(b)(l)	556,505
1,412,660	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 6.046%, 11/30/2030(b)(l)	1,407,362
130,000	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 6.296%, 6/04/2032(b)(l)	129,838
49,501	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 2.250%, 6.564%, 4/14/2029(b)(l)	49,476
		2,143,181
	Healthcare — 0.2%
199,497	DaVita, Inc., 2024 Extended Term Loan B1, 5/09/2031(m)	200,471
482,700	IQVIA, Inc., 2025 Repriced Term Loan B, 3 mo. USD SOFR + 1.750%, 6.046%, 1/02/2031(b)(l)	484,360
		684,831
	Leisure — 0.2%
65,275	Carnival Corp., 2025 Term Loan (2027), 1 mo. USD SOFR + 2.000%, 6.312%, 8/08/2027(b)(l)	65,214
760,591	Carnival Corp., 2025 Term Loan (2028), 1 mo. USD SOFR + 2.000%, 6.312%, 10/18/2028(b)(l)	759,876
237,600	Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.327%, 5/01/2031(b)(l)	237,600
		1,062,690
	Lodging — 1.0%
716,063	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 6.069%, 11/08/2030(b)	718,189
26,967	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.327%, 8/02/2028(b)(l)	26,937
1,745,050	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.000%, 6.327%, 1/17/2031(b)(l)	1,741,927
1,980,000	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 6.077%, 5/24/2030(b)(l)	1,986,712
		4,473,765
Principal Amount	Description	Value (†)

	Metals & Mining — 0.2%
$796,359	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 6.299%, 3/11/2032(b)(l)	$797,355
	Paper — 0.2%
1,058,230	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.077%, 5/23/2031(b)	1,059,002
	Property & Casualty Insurance — 0.2%
269,742	HUB International Ltd., 2025 Term Loan B, 3 mo. USD SOFR + 2.500%, 6.770%, 6/20/2030(b)(l)	270,489
156,215	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.250%, 6.577%, 9/15/2031(b)(l)	155,954
268,231	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 7.046%, 5/06/2031(b)(l)	268,175
		694,618
	Technology — 0.7%
200,380	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 6.068%, 10/24/2030(b)(l)	201,132
976,498	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.077%, 1/31/2030(b)(l)	975,404
1,969,342	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 6.077%, 6/24/2031(b)(l)	1,970,918
		3,147,454
	Wireless — 0.1%
465,213	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.080%, 1/25/2031(b)(l)	465,622
	Total Senior Loans (Identified Cost $18,041,710)	18,040,495

Collateralized Loan Obligations — 2.8%
1,005,000	AIMCO CLO, Series 2017-AA, Class D1R2, 3 mo. USD SOFR + 2.400%, 6.670%, 1/20/2038(a)(b)	1,008,309
1,940,000	AIMCO CLO 14 Ltd., Series 2021-14A, Class D, 3 mo. USD SOFR + 3.162%, 7.431%, 4/20/2034(a)(b)	1,945,184
255,000	Atrium XV, Series 15A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.561%, 7/16/2037(a)(b)	256,259
970,000	Benefit Street Partners CLO XXVIII Ltd., Series 2022-28A, Class BR, 3 mo. USD SOFR + 1.700%, 5.970%, 10/20/2037(a)(b)	971,963
420,000	Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class B, 3 mo. USD SOFR + 1.650%, 5.998%, 1/25/2038(a)(b)	420,891
610,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 5.672%, 10/22/2037(a)(b)	610,988
305,000	CarVal CLO I Ltd., Series 2018-1A, Class D, 3 mo. USD SOFR + 3.152%, 7.412%, 7/16/2031(a)(b)	305,139
340,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 8.070%, 4/20/2037(a)(b)	342,354
1,090,000	Fort Greene Park CLO LLC, Series 2025-2A, Class DR, 3 mo. USD SOFR + 2.350%, 6.622%, 4/22/2034(a)(b)	1,068,595
365,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 7.568%, 4/15/2034(a)(b)	362,455
500,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.579%, 7/23/2037(a)(b)	502,500
1,885,000	Oaktree CLO Ltd., Series 2019-2A, Class BRR, 3 mo. USD SOFR + 2.200%, 6.456%, 10/15/2037(a)(b)	1,893,073
890,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.856%, 7/15/2037(a)(b)	894,351

Principal Amount	Description	Value (†)

$625,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 6.406%, 7/15/2037(a)(b)	$629,151
250,000	Recette CLO Ltd., Series 2015-1A, Class DRR, 3 mo. USD SOFR + 3.512%, 7.781%, 4/20/2034(a)(b)	250,183
343,831	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3 mo. USD SOFR + 1.362%, 5.684%, 5/20/2031(a)(b)	344,057
575,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3 mo. USD SOFR + 3.162%, 7.431%, 4/20/2034(a)(b)	576,484
	Total Collateralized Loan Obligations (Identified Cost $12,362,530)	12,381,936

Shares
Common Stocks— 0.7%
	Biotechnology — 0.2%
18,635	BioMarin Pharmaceutical, Inc.(f)	1,024,366
	Construction Materials — 0.3%
155,502	Cemex SAB de CV, ADR	1,077,629
	Media — 0.1%
138,910	Altice USA, Inc., Class A(f)	297,268
34,625	iHeartMedia, Inc., Class A(f)	60,940
5,806	Paramount Global, Class B	74,897
		433,105
	Oil, Gas & Consumable Fuels — 0.0%
939	Battalion Oil Corp.(f)	1,211
	Pharmaceuticals — 0.1%
25,812	Teva Pharmaceutical Industries Ltd., ADR(f)	432,609
	Real Estate Management & Development — 0.0%
46,580	Sunac China Holdings Ltd.(f)	8,519
	Total Common Stocks (Identified Cost $6,101,414)	2,977,439

Preferred Stocks — 0.3%

Convertible Preferred Stocks — 0.3%
	Aerospace & Defense — 0.2%
12,785	Boeing Co., 6.000%	869,380
	Brokerage — 0.0%
1,800	Apollo Global Management, Inc., 6.750%	134,730
	Electric — 0.1%
4,516	PG&E Corp., Series A, 6.000%	169,802
	Total Convertible Preferred Stocks (Identified Cost $973,222)	1,173,912
	Total Preferred Stocks (Identified Cost $973,222)	1,173,912

Principal Amount	Description	Value (†)
Short-Term Investments — 4.4%
$13,029,414	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $13,030,464 on 7/01/2025 collateralized by $13,289,000 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $13,290,074 including accrued interest(n)	$13,029,414
4,510,000	U.S. Treasury Bills, 4.106%, 12/26/2025(o)	4,418,350
2,225,000	U.S. Treasury Bills, 4.145%, 12/18/2025(o)	2,181,698
	Total Short-Term Investments (Identified Cost $19,629,290)	19,629,462
	Total Investments — 99.6% (Identified Cost $452,307,974)	440,134,481
	Other assets less liabilities — 0.4%	1,710,829
	Net Assets — 100.0%	$441,845,310

Written Options — (0.0%)
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Premiums (Received)	Value (†)
Options on Futures — (0.0%)
CBOT 5 Year U.S. Treasury Notes, Call	7/25/2025	109.25	(250,000)	$(27,250,000)	$(73,696)	$(85,938)

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the value of Rule 144A holdings amounted to
$203,944,224 or 46.2% of net assets.

(b)
Variable rate security. Rate as of June 30, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(f)	Non-income producing security.
(g)	Amount shown represents units. One unit represents a principal amount of 1,000.
(h)	Amount shown represents units. One unit represents a principal amount of 100.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(k)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(l)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.75%, to which the spread is added.

(m)	Position is unsettled. Contract rate was not determined at June 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(n)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(o)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At June 30, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/17/2025	EUR	S	1,063,000	$1,220,489	$1,258,531	$(38,042)
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At June 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	9/19/2025	87	$9,614,206	$9,754,875	$140,669
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2025	280	58,009,754	58,246,563	236,809
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2025	2,672	288,355,667	291,248,000	2,892,333
Total					$3,269,811

At June 30, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	9/19/2025	67	$7,503,857	$7,736,406	$(232,549)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	9/19/2025	78	9,003,342	9,291,750	(288,408)
Ultra 10 Year U.S. Treasury Notes Futures	9/19/2025	825	92,381,275	94,269,141	(1,887,866)
Total					$(2,408,823)
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$385,931,237	$ —	$385,931,237
Senior Loans(a)	—	18,040,495	—	18,040,495
Collateralized Loan Obligations(a)	—	12,381,936	—	12,381,936
Common Stocks(a)
Real Estate Management & Development	—	8,519	—	8,519
All Other Common Stocks	2,968,920	—	—	2,968,920
Total Common Stocks	2,968,920	8,519	—	2,977,439
Preferred Stocks(a)	1,173,912	—	—	1,173,912
Short-Term Investments	—	19,629,462	—	19,629,462
Total Investments	4,142,832	435,991,649	—	440,134,481
Futures Contracts (unrealized appreciation)	3,269,811	—	—	3,269,811
Total	$7,412,643	$435,991,649	$ —	$443,404,292

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options	$(85,938)	$ —	$ —	$(85,938)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(38,042)	—	(38,042)
Futures Contracts (unrealized depreciation)	(2,408,823)	—	—	(2,408,823)
Total	$(2,494,761)	$(38,042)	$ —	$(2,532,803)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Currency Exposure Summary at June 30, 2025 (Unaudited)
United States Dollar	94.9%
Other, less than 2% each	4.7
Total Investments	99.6
Other assets less liabilities (including open written options, forward foreign currency and futures contracts)	0.4
Net Assets	100.0%